Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Balance Sheet Components [Abstract]
Schedule of property and equipment
	December 31,	December 31,
	2021	2020
Automobiles	$279,617	$325,406
Furniture and fixtures	133,102	125,000
Computer and Equipment	76,048	26,157
Property and equipment, gross	488,767	476,563
Less: accumulated depreciation	(385,980)	(342,758)
Total property and equipment, net	$102,787	$133,805

Schedule of accrued expenses and other current liabilities
	December 31,	December 31,
	2021	2020
Credit card payable	$11,678	$37,455
Accrued expenses	82,478	175,761
Accrued payroll	201,000	94,186
Total accrued expenses and other current liabilities	$295,156	$307,402